Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions
Related Party Transactions

Note 6—Related Party Transactions

Related Party Loans

The Company issued to the Sponsor on December 14, 2015, as amended and restated on September 1, 2016, an unsecured promissory note pursuant to which the Company was permitted to borrow up to $300,000 in aggregate principal amount. Between inception and the Close Date, the Company borrowed $300,000.  This note was non-interest bearing and was repaid in full to the Sponsor at the Close Date.

The Company issued to the Sponsor on August 11, 2017, an unsecured promissory note pursuant to which the Company is permitted to borrow up to $300,000  in aggregate principal amount. The Company has not drawn amounts under this note. This note is non-interest bearing and payable on the earlier of October 14, 2018 or the closing of the Business Combination.

The Sponsor may make a working capital loan to the Company and up to $1,500,000 of such loan may be converted into warrants, at the price of $0.50 per warrant at the option of the Sponsor. Such warrants would be identical to the Private Placement Warrants.

Administrative Services Agreement

The Company presently occupies office space provided by an Affiliate.  The Affiliate has agreed that, until the Company consummates a Business Combination, it will make such office space, as well as certain support services, available to the Company, as may be required by the Company from time to time. The Company will pay the Affiliate an aggregate of $10,000 per month for such office space and support services.

As of April 30, 2017, the Affiliate has agreed to defer payment of the monthly administrative fee under the Administrative Services Agreement until the initial Business Combination, at which time all such accrued but unpaid fees will be paid to the Affiliate.

Private Placement Warrants

The Initial Shareholders purchased 16,000,000 Private Placement Warrants at $0.50 per warrant (for an aggregate purchase price of $8,000,000) from the Company in a Private Placement on the Close Date. A portion of the proceeds from the sale of the Private Placement Warrants were placed into the Trust Account. The Initial Shareholders have also purchased an additional 400,000 Private Placement Warrants at $0.50 per warrant (for an aggregate purchase price of $200,000) simultaneously with the underwriter’s exercise of the Over-Allotment Option. Each Private Placement Warrant is exercisable for one‑half of one Class A Share. Two Private Placement Warrants must be exercised for one whole Class A Share at a price of $11.50 per share. The Private Placement Warrants are identical to the Warrants included in the Units to be sold in the Public Offering except that the Private Placement Warrants: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, as described in the registration statement relating to the Public Offering, so long as they are held by the Initial Shareholders or any of their permitted transferees. Additionally, the Initial Shareholders have agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A Shares issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the Business Combination.

Founder Shares

In connection with the organization of the Company, on December 14, 2015, an aggregate of 8,625,000 Class B Shares (the “Founder Shares”) were sold to the Sponsor at a price of approximately $0.003 per share, for an aggregate price of $25,000.  In October 2016, the Sponsor transferred 50,000 Founder Shares to each of the Company’s independent directors at a price per share of approximately $0.003 per share. In addition, at such time, each of our independent directors purchased an additional 421,250 Founder Shares from our Sponsor at a price per share of approximately $0.003 per share.  The 8,625,000 Founder Shares included an aggregate of up to 1,125,000 shares that were subject to forfeiture if the Over‑allotment Option was not exercised in full by the Underwriters in order to maintain the Initial Shareholders’ ownership at 20% of the issued and outstanding Ordinary Shares upon completion of the Public Offering. Following the partial exercise of the Over-allotment Option, 875,000 Founder Shares were forfeited in order to maintain the Initial Shareholder’s ownership at 20% of the issued and outstanding Ordinary shares. The Founder Shares are identical to the Class A Shares included in the Units sold in the Public Offering, except that the Founder Shares (i) have the voting rights described in Note 7, (ii) are subject to certain transfer restrictions described below, and (iii) are convertible into Class A Shares on a one‑for‑one basis, subject to adjustment pursuant to the anti‑dilution provisions contained therein. The Founder Shares may not be transferred, assigned or sold until the earlier of (i) one year after the completion of the Business Combination and (ii) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the Business Combination that results in all of the Public Shareholders having the right to exchange their Class A Shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Class A Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock‑up.

Note 6—Related Party Transactions

Related Party Loans

        The Company issued to the Sponsor on December 14, 2015, as amended and restated on September 1, 2016, an unsecured promissory note pursuant to which the Company was permitted to borrow up to $300,000 in aggregate principal amount. Between inception and the Close Date, the Company borrowed $300,000. This note was non-interest bearing and was repaid in full to the Sponsor at the Close Date.

        The Sponsor may make a working capital loan to the Company and up to $1,500,000 of such loan may be converted into warrants, at the price of $0.50 per warrant at the option of the Sponsor. Such warrants would be identical to the Private Placement Warrants.

Administrative Services Agreement

        The Company presently occupies office space provided by an affiliate of the Sponsor. The affiliate has agreed that, until the Company consummates a Business Combination, it will make such office space, as well as certain support services, available to the Company, as may be required by the Company from time to time. The Company will pay the affiliate an aggregate of $10,000 per month for such office space and support services.

Private Placement Warrants

        The Initial Shareholders purchased 16,000,000 Private Placement Warrants at $0.50 per warrant (for an aggregate purchase price of $8,000,000) from the Company in a Private Placement on the Close Date. A portion of the proceeds from the sale of the Private Placement Warrants were placed into the Trust Account. The Initial Shareholders have also purchased an additional 400,000 Private Placement Warrants at $0.50 per warrant (for an aggregate purchase price of $200,000) simultaneously with the underwriter's exercise of the Over-Allotment Option. Each Private Placement Warrant is exercisable for one-half of one Class A Share. Two Private Placement Warrants must be exercised for one whole Class A Share at a price of $11.50 per share. The Private Placement Warrants are identical to the Warrants included in the Units to be sold in the Public Offering except that the Private Placement Warrants: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, as described in the registration statement relating to the Public Offering, so long as they are held by the Initial Shareholders or any of their permitted transferees. Additionally, the Initial Shareholders have agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A Shares issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the Business Combination.

Founder Shares

        In connection with the organization of the Company, on December 14, 2015, an aggregate of 8,625,000 Class B Shares (the "Founder Shares") were sold to the Sponsor at a price of approximately $0.003 per share, for an aggregate price of $25,000. In October 2016, the Sponsor transferred 50,000 Founder Shares to each of the Company's independent directors at a price per share of approximately $0.003 per share. In addition, at such time, each of our independent directors purchased an additional 421,500 Founder Shares from our Sponsor at a price per share of approximately $0.003 per share. The 8,625,000 Founder Shares included an aggregate of up to 1,125,000 shares that were subject to forfeiture if the Over-allotment Option was not exercised in full by the Underwriters in order to maintain the Initial Shareholders' ownership at 20% of the issued and outstanding Ordinary Shares upon completion of the Public Offering. Following the partial exercise of the Over-allotment Option, 875,000 Founder Shares were forfeited in order to maintain the Initial Shareholder's ownership at 20% of the issued and outstanding Ordinary shares. The Founder Shares are identical to the Class A Shares included in the Units sold in the Public Offering, except that the Founder Shares (i) have the voting rights described in Note 7, (ii) are subject to certain transfer restrictions described below, and (iii) are convertible into Class A Shares on a one-for-one basis, subject to adjustment pursuant to the anti-dilution provisions contained therein. The Founder Shares may not be transferred, assigned or sold until the earlier of (i) one year after the completion of the Business Combination and (ii) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the Business Combination that results in all of the Public Shareholders having the right to exchange their Class A Shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Class A Shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.